Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 9,317	$ 5,732	$ 29,133	$ 9,066
Non-current assets	68,144		68,144		$ 55,993
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,317	$ 5,732	29,133	$ 9,066
Non-current assets	68,083		68,083		55,993
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 61		$ 61